Capital Stock and Changes in Capital Accounts (Schedule of share-based compensation restricted stock and restricted stock units activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Non vested restricted common stock, beginning balance	9,514,649	2,423,012	3,833,233
Granted	1,470,000	8,260,000	2,200,000
Vested	(3,118,060)	(1,168,363)	(3,610,221)
Non vested restricted common stock, ending balance	7,866,589	9,514,649	2,423,012
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted Average Grant Date Fair Value, beginning balance	$ 2.83	$ 2.95	$ 3.63
Weighted Average Grant Date Fair Value, Granted	4.15	2.85	2.72
Weighted Average Grant Date Fair Value, Vested	2.86	3.20	3.52
Weighted Average Grant Date Fair Value, ending balance	$ 3.07	$ 2.83	$ 2.95